T. ROWE PRICE Virginia Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
DISTRICT OF COLUMBIA  13.3%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,412
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,121
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 5,000 4,940
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/35 (1) 1,100 1,107
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,767
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,301
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 1,500 1,363
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 2,010 2,050
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 2,870 2,997
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,089
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 6,000 5,918
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,901
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 20,940 20,855
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (1) 5,000 4,904
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/49 (1) 2,000 1,954
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,235
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 4,733
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/45 (1) 4,165 4,262
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,043
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 7,627
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/37  2,470 2,434
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  2,565 2,511

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,457
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,006
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/40 (1) 5,000 4,985
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,010 2,646
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (2) 1,000 842
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,039
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,035
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,052
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,342
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  17,500 17,571
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 1,050 712
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  2,375 2,519
Metropolitan Washington Airports Auth., Dulles Toll Road,
Senior Lien, Series B, Zero Coupon, 10/1/33 (2) 200 143
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 5,801
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  3,150 2,807
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  5,600 5,736
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 6,918
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  4,000 4,094
171,229
MISSOURI  0.0%
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.05%,
6/1/44  200 200
200
NORTH CAROLINA  0.0%
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 3.00%,
2/15/31  200 200
200

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO  4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 4,304 2,583
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,890 2,995
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,587
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,134
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,024
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,030
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,196
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  724 725
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,322
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,026
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 16
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 1,516
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 199
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 601
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 27
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 57
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 63
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 82
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 328
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 107
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 131
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 16
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 776
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 79

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 68
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 30
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 79
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 63
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 19
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 36
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 344
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 301
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 77
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 27
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 13,900
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  6,630 6,219
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  8,359 7,797
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 2,953
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  1,500 1,429
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 844
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  2,500 2,329
63,162
VIRGINIA  80.7%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,356
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 3.00%, 10/1/48  1,960 1,960
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  2,800 2,389
Alexandria, GO, 4.00%, 12/15/41  5,305 5,146

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,439
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 425
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,500
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 5,356
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,213
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 1,995 2,007
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,562
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 1,990
Arlington County, GO, 4.00%, 6/15/36  5,000 5,057
Arlington County, GO, 5.00%, 6/15/39  7,000 7,496
Arlington County IDA, Park Shirlington Apartments, 5.00%,
1/1/26  6,200 6,266
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  15,405 12,252
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  11,810 10,467
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  665 701
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 796
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50  10,200 8,246
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,743
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 700
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,320 1,321
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,180 2,181
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 2,200 2,204
Chesapeake Expressway Toll Road, 4.00%, 7/15/47 (2) 13,500 12,022
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,497
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  3,875 3,866
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/39  1,345 1,444
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,103
Culpeper County Economic Dev. Auth., Culpeper County
School Projects, 5.00%, 6/1/44  5,185 5,399
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,393
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,249
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,538
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,555

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 3,916
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (7) 55 55
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 4,565 4,605
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 4,960
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  6,710 6,197
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  3,000 2,728
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  525 566
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 8,627
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,442
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,249
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,436
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,136
Fairfax County Sewer, 5.00%, 7/15/44  5,900 5,967
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,493
Fairfax County Sewer, Series A, 5.00%, 7/15/46  7,390 7,638
Fairfax County Water Auth., 4.00%, 4/1/54  3,000 2,701
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,770
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,271
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,047
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 15,220 15,573
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 2,994
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (7) 3,750 3,753
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (7) 1,500 1,501
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,775
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/42  3,850 4,106
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  26,820 27,035
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,640 2,256
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/57  2,250 1,904

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  3,485 3,534
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  1,000 1,023
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,148
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 6,966
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  7,700 7,949
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,496
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,552
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 606
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,480
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,510 3,429
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,329
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,664
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,021
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/35  3,000 3,301
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/48  2,000 2,011
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,830 4,876
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,531
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,150
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  2,590 2,603
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,140
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/48 (2) 680 699
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 5,105 5,164
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,910 1,433

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 903
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,857
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  500 500
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,080 2,549
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,051
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,525 1,507
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  380 334
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  3,620 2,951
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,264
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 5,735
Loudoun County, Series A, GO, 4.00%, 12/1/36  1,000 1,015
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 4,954
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 9,496
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 890
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,057
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/42 (10) 1,640 1,531
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  8,320 7,449
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,100 5,832
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,065
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  4,140 3,388
Louisa IDA, Series C, VRDN, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,289
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  1,035 703
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 924
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/47 (11) 2,200 1,901
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 8,299
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,030 4,293
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 3.05%, 1/1/47  5,740 5,740
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  10,000 7,102
Manassas, GO, 2.00%, 1/1/38  1,490 1,086

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Manassas, GO, 2.00%, 1/1/40  1,700 1,152
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,963
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,747
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,007
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,462
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,512
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  7,140 7,140
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (7) 1,050 1,080
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (7) 2,300 2,365
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  165 148
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,850 4,207
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,600 2,747
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,865
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 435
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  690 692
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  2,480 2,491
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,190 4,121
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,955 4,413
Prince William County Service Auth., 5.00%, 7/15/42  500 534
Prince William County Service Auth., 5.00%, 7/15/43  500 531
Prince William County Service Auth., 5.00%, 7/15/44  750 792
Prince William County Service Auth., 5.00%, 7/15/45  750 790
Richmond, Series A, GO, 4.00%, 9/1/42  2,685 2,532
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 4,942
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,199
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,110 836
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 894
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,357
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 2.90%,
7/1/52  1,700 1,700
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,905 8,230

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  600 362
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  13,295 9,323
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 715
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,029
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,034
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,062
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,106
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,710 2,748
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 676
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 352
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,959
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 3,955
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  7,425 6,410
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,134
Univ. of Virginia, Series B, 5.00%, 4/1/44  1,750 1,767
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,038
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,513
Upper Occoquan Sewage Auth., 4.00%, 7/1/42  2,380 2,222
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 1,854
Virginia, Series A, GO, 4.00%, 6/1/43  4,615 4,501
Virginia, Series A, GO, 4.00%, 6/1/44  4,800 4,636
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 5,774
Virginia College Building Auth., 5.00%, 3/1/49  6,150 6,393
Virginia College Building Auth., 5.00%, 3/1/54  13,400 13,802
Virginia College Building Auth., Series A, 2.125%, 9/1/28  5,885 5,633
Virginia College Building Auth., Series A, 2.125%, 9/1/29  6,005 5,643
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,315
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,116
Virginia College Building Auth., Series B, 4.00%, 2/1/28  2,450 2,462
Virginia College Building Auth., Series D, 3.15%, 2/1/28  4,400 4,392
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/38  1,165 1,155

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  3,000 2,751
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,000 2,133
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 11,082
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  3,540 3,236
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 8,586
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,120 11,897
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,005
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,294
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 5,964
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,470
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,134
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.00%, 7/1/37  4,445 4,445
Virginia HDA, Series A, 4.45%, 9/1/45  3,000 2,881
Virginia HDA, Series A, 4.60%, 9/1/49  2,000 1,896
Virginia HDA, Series A, 4.60%, 9/1/50  3,750 3,536
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,619
Virginia HDA, Series B, 3.05%, 5/1/39  495 412
Virginia HDA, Series C, 4.65%, 12/1/44  750 741
Virginia HDA, Series C, 4.70%, 7/1/43  1,680 1,654
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 995
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,481
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,701
Virginia HDA, Series D, 4.50%, 8/1/43  2,760 2,694
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 963
Virginia HDA, Series E, 3.00%, 10/1/29  550 540
Virginia HDA, Series E, 4.35%, 10/1/54  3,270 2,914
Virginia HDA, Series E, 4.45%, 10/1/59  1,800 1,648
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,062
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 968
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,545
Virginia HDA, Series E-2, 4.55%, 10/1/49  3,500 3,327
Virginia HDA, Series E-2, 4.60%, 10/1/54  2,000 1,889
Virginia HDA, Series E-5, 4.625%, 7/1/50  2,500 2,404

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series E-5, 4.65%, 7/1/55  3,225 3,030
Virginia HDA, Series F, 4.75%, 11/1/38  1,185 1,192
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,034
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,065
Virginia HDA, Series F-1, 4.65%, 7/1/40  2,000 1,986
Virginia HDA, Series F-1, 4.95%, 7/1/45  1,100 1,095
Virginia HDA, Series G, 4.90%, 11/1/42  750 761
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,570
Virginia HDA, Series G, 5.25%, 11/1/57  4,985 5,054
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,616
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 653
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 2,932
Virginia HDA, Series K, 2.55%, 12/1/46  4,835 3,150
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 2,909
Virginia HDA, Commonwealth Mortgage Bonds, Series F,
VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  2,380 2,380
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,457
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  6,935 5,971
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  6,635 6,636
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30 (Prerefunded 6/1/25) (7) 2,135 2,135
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33 (Prerefunded 6/1/25) (7) 1,920 1,920
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34 (Prerefunded 6/1/25) (7) 2,035 2,035
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  15,640 16,324
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (7) 10 10
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  7,000 7,324
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 5,255 5,052
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,014
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,451
Virginia Resources Auth., Series A, 5.00%, 11/1/54  3,700 3,833
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,005
Virginia Resources Auth., Series B, 5.00%, 11/1/38  500 534
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 565
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,322
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,492
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,653
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,486
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,000 9,314
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 4,400 4,051
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,207
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,690 2,400
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 14,170 11,694
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  2,795 2,237
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,507
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 2,175 2,181
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 13,065 12,669
Virginia Small Business Fin. Auth., Bon Secours Mercy Health
System, 5.00%, 10/1/42  1,220 1,236
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 3.00%, 7/1/42  6,625 6,625
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,555
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 1,280 1,325
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,346
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,900 2,978
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,076
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  5,350 5,391
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/41  2,345 2,407
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/42  2,135 2,174
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/43  1,600 1,622
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/44  2,500 2,521
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/45  2,720 2,729
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  2,265 1,617
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,195
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,550 1,481
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,025 6,414

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 5.00%, 1/1/32  500 523
Virginia Small Business Fin. Auth., Pure Salmon Virginia,
VRDN, 4.00%, 11/1/52 (Tender 11/20/25) (1) 4,200 4,201
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,185 1,214
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,388
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 5,921
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  4,000 3,779
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 3,000 2,861
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,590
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,140 5,724
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 16,730 15,451
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 4,750 4,712
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,125
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 4,140 3,731
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,688
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 252
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,262
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,260
1,040,737
Total Investments in Securities  98.9%
(Cost $1,341,283) $ 1,275,528
Other Assets Less Liabilities 1.1% 13,667
Net Assets 100.0% $ 1,289,195

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Incorporated
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $21,364 and represents 1.7% of net assets.
(5) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(6) Non-income producing
(7) Prerefunded date is used in determining portfolio maturity.
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) When-issued security
(11) Insured by Build America Mutual Assurance Company
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
IDA Industrial Development Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Virginia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F48-054Q1 05/25